Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Steakholder Foods Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	251,756,047
Amendment Flag	false
Entity Central Index Key	0001828098
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	5 David Fikes St.
Entity Address, Address Line Two	P.O. Box 4061
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7638205
Entity Incorporation, State or Country Code	L3
Entity Address, Country	IL
Entity File Number	333-253915
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Tel Aviv, Israel
Business Contract
Document Information Line Items
Entity Address, Address Line One	5 David Fikes St.
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7638205
Entity Address, Country	IL
Contact Personnel Name	Arik Kaufman
City Area Code	+972
Local Phone Number	73-332-2853
Contact Personnel Email Address	info@steakholderfoods.com
American Depositary Shares, each representing 100 ordinary shares, no par value per share
Document Information Line Items
Trading Symbol	STKH
Title of 12(b) Security	American Depositary Shares, each representing 100 ordinary shares, no par value per share
Security Exchange Name	NASDAQ
Ordinary shares, no par value per share
Document Information Line Items
Title of 12(b) Security	Ordinary shares, no par value per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true